Principal Accounting Policies - Employee social security and welfare benefits (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee social security and welfare benefits
Employee social security and welfare benefits	¥ 54.4	$ 8.3	¥ 104.3	¥ 84.3